Loan Sales And Securitizations (Schedule Of Cash Flows Related To Loan Sales And Securitizations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Proceeds from initial sales	$ 10,843,000		$ 226,013,000		$ 409,003,000	[1]
Servicing fees retained	43,563,000	[2]	60,919,000	[2]	72,558,000	[2]
Purchases of GNMA guaranteed mortgages	97,684,000		101,520,000		66,591,000
Purchases of previously transferred financial assets	287,576,000	[3],[4]	418,773,000	[3],[4]	267,091,000	[3],[4]
Other cash flows received on retained interests	5,482,000		8,736,000		7,894,000
Proceeds related to bulk sales of non performing permanent mortgages					89,200,000
Fhn [Member]
Purchases of previously transferred financial assets	$ 74,700,000		$ 99,300,000		$ 32,700,000

[1]	2011 includes $89.2 million of proceeds related to a bulk sale of nonperforming permanent mortgages.
[2]	Includes servicing fees on MSR associated with loan sales and purchased MSR.
[3]	Includes repurchases of delinquent and performing loans, foreclosed assets, and make-whole payments for economic losses incurred by purchaser. Also includes buyouts from GSEs in order to facilitate foreclosures.
[4]	2013, 2012 and 2011 includes $74.7 million, $99.3 million and $32.7 million, respectively, of cash paid related to clean-up calls exercised by FHN.